Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Allowanace for doubt debts on accounts receivable current	$ 161	$ 0
Intangible assets, Accumulated amortization	$ 279	$ 184
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	400,000,000	400,000,000
Common stock, shares issued	55,893,618	55,826,644
Common stock, shares outstanding	55,893,618	55,826,644